Refundable Research Development and Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2015
Refundable Research Development And Income Taxes [Line Items]
Current income tax expense or benefit		$ 0	$ 0
Deferred income tax expense or benefit		0	0
Net operating loss carryforwards		118,843,000	$ 60,214,000
Research and development tax credit carryforwards		$ 8,285,957
Net operating loss carryforward expiration year		2024
Research and development tax credit carryforward expiration year		2024
Net operating loss carryforward period		3 years
Cumulative changes in ownership interest of significant stockholders		50.00%
Minimum increase in ownership percentage					5.00%
Deferred tax assets		$ 30,700,000
Statutory U.S. federal income tax, Percentage of income before income taxes		35.00%	34.00%	34.00%
Gross deferred tax asset balance		$ 15,659,916
Interest and penalties		0	$ 0
Accrued for interest and penalties		$ 0	$ 0
Income tax examination description		The Company’s 2014 through 2017 tax years remain open and subject to examination by federal and state taxing authorities
Scenario Plan [Member]
Refundable Research Development And Income Taxes [Line Items]
Statutory U.S. federal income tax, Percentage of income before income taxes	21.00%
IRC Sec. 382 [Member]
Refundable Research Development And Income Taxes [Line Items]
Deferred tax assets		$ 12,300,000
IRC Sec. 383 [Member]
Refundable Research Development And Income Taxes [Line Items]
Research and development tax credit carryforwards		$ 1,900,000